ACQUISITION OF NEWPORT BANCORP, INC.	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

On September 6, 2013, the Company acquired Newport. The primary purpose of the acquisition with Newport was to expand the Company's presence in Rhode Island and diversify its market area. The transaction qualified as a tax-free reorganization for federal income tax purposes. Merger consideration paid in the transaction to shareholders of Newport totaled $61.0 million, consisting of 2,683,099 shares of Company common stock and $30.9 million in cash.

The Company accounted for the transaction using the acquisition method. Accordingly, the Company recorded acquisition expenses totaling $2.6 million (pre-tax) during 2013. The acquisition method requires an acquirer to recognize the assets acquired and the liabilities assumed at fair value as of the acquisition date. Additionally, the Company's results of operations include Newport's operating results from the date of acquisition.

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed as of the date of the acquisition (in thousands).

Assets:
Cash and cash equivalents	$21,955
Investment securities	16,431
Loans receivable, net	361,055
Premises and equipment	9,726
Federal Home Loan Bank stock	5,356
Goodwill	7,762
Core deposit intangible	8,573
Other real estate owned	100
Bank-owned life insurance	11,266
Accrued interest receivable	848
Deferred tax asset, net	2,829
Other assets	525
Total assets acquired	446,426

Liabilities:
Deposits	288,437
FHLB advances	74,820
Repurchase agreement	15,072
Accrued expense and other liabilities	7,102
Total liabilities assumed	385,431
Net assets acquired	$60,995
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As noted above, the Company acquired loans with a fair value of $361.1 million. Included in this amount was $6.9 million of loans with evidence of deterioration of credit quality since origination for which it was probable, at the time of the acquisition, that the Company would be unable to collect all contractually required payments receivable. The Company recorded an aggregate nonaccretable credit discount of $1.2 million, which is defined as the loans' contractually required payments receivable in excess of the amount of its cash flows expected to be collected. The Company considered factors such as payment history, collateral values and accrual status when determining whether there was evidence of deterioration of the loans' credit quality at the acquisition date.

The following table summarizes the unaudited pro forma financial results of operations as if the Company acquired Newport on January 1, 2012. Newport's operating results for 2013 included activity through September 6, 2013.

	Years Ended December 31,
(In Thousands, Except Per Share Amounts)	2013	2012

Net interest income	$39,735	$41,614
Net income	2,324	3,322
Earnings per share - Basic	0.19	0.27
Earnings per share - Diluted	0.19	0.27